SUBORDINATED LOAN TO PARENT CORPORATION	12 Months Ended
Dec. 31, 2018
SUBORDINATED LOAN TO PARENT CORPORATION
SUBORDINATED LOAN TO PARENT CORPORATION

10.SUBORDINATED LOAN TO PARENT CORPORATION

On April 12, 2017, the Corporation made to Quebecor Media Inc. a $342.0 million subordinated loan, bearing interest at 5.5%, payable every six months on April 12 and October 12, and maturing on April 12, 2019.

On January 16, 2018, Quebecor Media Inc. reimbursed its subordinated loan of $342.0 million to the Corporation.